EARNINGS / LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
EARNINGS / LOSS PER SHARE

(10)	EARNINGS / LOSS PER SHARE

The factors used in the basic and diluted earnings / loss per share computation follow:

	Three Months Ended
	March 31, 2026	March 31, 2025

Net loss	$(4,545)	$(4,114)

Weighted average common shares outstanding	44,264,315	42,068,550

Earnings (loss) per common share	$(0.10)	$(0.10)

There were 4,013,319 and 3,558,718 stock options and warrants outstanding as of March 31, 2026 and March 31, 2025. All outstanding options and warrants are anti-dilutive due to the net loss position of the Company.

(16)	EARNINGS / LOSS PER SHARE

The factors used in the basic and diluted earnings / loss per share computation follow:

	2025	2024
		Restated
Basic and diluted:
Net loss	$(14,842)	$(14,486)

Weighted average common shares outstanding	42,705,299	40,365,075

Earnings (loss) per common share	$(0.35)	$(0.36)

There were 3,952,802 and 3,491,718 stock options and warrants that were anti-dilutive for the years ended December 31, 2025 and December 31, 2024, respectively, due to the net loss position of the Company.